EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Retained earnings
EQUITY
Accumulated Deficit	$ 684,523,000,000	$ 684,523,000,000	[1]	$ 257,730,000,000
Voluntary reserve for capital investments
EQUITY
Accumulated Deficit	(684,523,000,000)			(257,730,000,000)
Facultative Reserve to maintain the capital investments level and the current level of solvency
EQUITY
Maximum amount of distribution		100
Contributed Surplus
EQUITY
Accumulated Deficit	$ (205,624,000,000)	$ (205,624,000,000)	[1]	$ (84,257,000,000)

[1]	See Note 21.